Investments (Commercial Mortgage Loan Portfolio By Property Type By Geographic Region Within The U.S. And By U.S. State) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	$ 4,902.3	$ 4,513.6
Commercial mortgage loans, Percentage	100.00%	100.00%
California [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	1,332.0	1,236.1
Commercial mortgage loans, Percentage	27.20%	27.40%
Texas [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	550.8	495.8
Commercial mortgage loans, Percentage	11.20%	11.00%
Florida [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	305.3	240.2
Commercial mortgage loans, Percentage	6.20%	5.30%
Georgia [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	270.1	268.3
Commercial mortgage loans, Percentage	5.50%	5.90%
Other States [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	2,444.1	2,273.2
Commercial mortgage loans, Percentage	49.90%	50.40%
Pacific [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	1,699.3	1,558.5
Commercial mortgage loans, Percentage	34.70%	34.50%
South Atlantic [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	953.8	838.9
Commercial mortgage loans, Percentage	19.50%	18.60%
West South Central [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	605.3	547.2
Commercial mortgage loans, Percentage	12.30%	12.10%
Mountain [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	585.8	541.1
Commercial mortgage loans, Percentage	11.90%	12.00%
East North Central [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	393.4	350.4
Commercial mortgage loans, Percentage	8.00%	7.80%
Middle Atlantic [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	243.8	257.1
Commercial mortgage loans, Percentage	5.00%	5.70%
West North Central [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	184.8	165.5
Commercial mortgage loans, Percentage	3.80%	3.70%
East South Central [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	129.9	129.0
Commercial mortgage loans, Percentage	2.60%	2.80%
New England [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	106.2	125.9
Commercial mortgage loans, Percentage	2.20%	2.80%
Retail [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	2,457.8	2,186.4
Commercial mortgage loans, Percentage	50.10%	48.40%
Office [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	911.1	855.2
Commercial mortgage loans, Percentage	18.60%	18.90%
Industrial [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	900.4	829.0
Commercial mortgage loans, Percentage	18.40%	18.40%
Hotel/Motel [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	241.9	301.8
Commercial mortgage loans, Percentage	4.90%	6.70%
Commercial [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	187.1	179.5
Commercial mortgage loans, Percentage	3.80%	4.00%
Apartment And Other [Member]
Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, net	$ 204.0	$ 161.7
Commercial mortgage loans, Percentage	4.20%	3.60%